Grupo Santander - Off-shore territories (Details) - Off-shore entities	12 Months Ended
	Dec. 31, 2021 branch subsidiary	Dec. 31, 2020 branch subsidiary
Disclosure of detailed information about business combination [line items]
Number of branches	3
Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary	1	2
Number of branches	3	3
OECD
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary	0	0
Number of branches	0	0
European Commission Blacklist
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary	0	0
Number of branches	0	0
Jersey | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary	1
Number of branches	1
Isle of Man
Disclosure of detailed information about business combination [line items]
Number of branches	1
Isle of Man | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of branches	1
Cayman Islands
Disclosure of detailed information about business combination [line items]
Number of branches	1
Cayman Islands | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of branches	1
Guernsey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident | subsidiary	2
Number of subsidiaries expected to be liquidated | subsidiary	1
Bermuda
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident | subsidiary	1